Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Cash and cash equivalents

12Cash and cash equivalents

	At 31 December
	2022	2021
	USD	USD
Cash on hand	1,495	3,410
Cash at banks	1,536,852	4,083,466
Cash sweep account (i)	—	5,451,238
Bank overdraft	—	(8,391)
	1,538,347	9,529,723
(i)	Cash sweep account consists of highly liquid investments with original maturities of less than three months that are readily convertible to known amounts of cash with 24 hours’ notice with no loss of interest. These investments generate interest and dividend income as disclosed in Note 27. The average rate of interest and dividend income represented are insignificant.

12	Cash and cash equivalents (continued)

For the purpose of the cash flow statement, cash and cash equivalents comprise the following:

	At 31 December
	2022	2021	2020
	USD	USD	USD
Cash at banks and on hand attributable to continued operations	1,538,347	9,529,723	10,348,732
Cash at banks and on hand attributable to discontinued operations (Note 34)	1,157,929	—	—
	2,696,276	9,529,723	10,348,732